Litigation	12 Months Ended
Dec. 31, 2014
Litigation

8. Litigation

The Company is subject to various legal proceedings and claims arising in the ordinary course of business, which are related to industry-wide legal issues. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the Company’s liquidity and results of operations.